Vanguard 500 Index Fund
Vanguard Balanced Index Fund
Vanguard Developed Markets Index Fund
Vanguard Dividend Appreciation Index Fund
Vanguard Emerging Markets Government Bond Index Fund
Vanguard Emerging Markets Stock Index Fund
Vanguard European Stock Index Fund
Vanguard Extended Market Index Fund
Vanguard FTSE All-World ex-US Index Fund
Vanguard Global ex-U.S. Real Estate Index Fund
Vanguard Growth Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Treasury Index Fund
Vanguard International Dividend Appreciation Index Fund
Vanguard International High Dividend Yield Index Fund
Vanguard Large-Cap Index Fund
Vanguard Long-Term Corporate Bond Index Fund
Vanguard Long-Term Treasury Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Value Index Fund
Vanguard Mortgage-Backed Securities Index Fund
Vanguard Pacific Stock Index Fund
Vanguard Real Estate Index Fund
Vanguard Short-Term Bond Index Fund
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Short-Term Inflation-Protected Securities Index Fund
Vanguard Short-Term Treasury Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Value Index Fund
Vanguard Tax-Exempt Bond Index Fund
Vanguard Total Bond Market Index Fund
Vanguard Total International Bond Index Fund
Vanguard Total International Stock Index Fund
Vanguard Total Stock Market Index Fund
Vanguard Value Index Fund

Supplement to the Prospectuses and Summary Prospectuses for
Investor Shares and Admiral™Shares

Effective November 19, 2018, (i) Admiral Shares have an investment minimum of $3,000, and (ii) Investor Shares are generally closed to new investors. Investor Shares will remain open to existing investors and certain new institutional investors. You may convert your
Investor Shares to Admiral Shares at any time by contacting Vanguard.

It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. At that time, Investor Shares will be available for ongoing investment only by Vanguard funds and certain other institutional investors.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS ADM 112018